Discontinued Operations and Disposition	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND DISPOSITION

Note 4 - DISCONTINUED OPERATIONS AND DISPOSITION

On December 14, 2020, the Company entered into a share purchase agreement (the “Agreement”) with Haiyan Huang, Feng Zhi and Yinglu Gao (the “Buyers”), pursuant to which the Company agreed to sell to the Buyers 100% equity interest in Anyi Network including its subsidiaries, in exchange for a total consideration of $8,000,000, payable in the form of canceling 475,000 Class A ordinary shares of the Company held by the Buyers, valued at $16.00 per share, and payment of $400,000 in cash (the “Cash Consideration”). The Buyers are former shareholders of Anyi Network. and there is no affiliation between the Buyers and the Company. The Buyers entered into a promissory note (the “Promissory Note”). Pursuant to the Promissory Note, the Buyers agreed to pay the Cash Consideration to the Company on or prior to June 30, 2021. In July 2021, the Company received $400,000.

On December 14, 2020, the AGM Shares were duly cancelled pursuant to the Agreement. On December 20, 2020, the Buyers amended the register of members of Anyi Network Inc. with the Cayman Islands corporate registry.

Pursuant to ASC Topic 205-20, Presentation of Financial Statements - Discontinued Operations, the results of operations for the fiscal years ended December 31, 2020 from Anyi Network have been classified to loss from discontinued operations line on the accompanying consolidated statements of operations and comprehensive loss presented herein. No assets and liabilities of discontinued operation as of December 31, 2021 and December 31, 2020.

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:

	For The Years Ended December 31,
	2021	2020	2019
Revenues	$-	$237,431	$379,630
Cost of revenues	-	160,810	199,888
Gross profit	-	76,621	179,742
Operating expenses	-	(353,219)	(196,060)
Other expenses, net	-	(45,125)	(2,240)
Loss before income taxes	-	(321,723)	(18,558)
Income tax expense	-	767	58,386
Loss from discontinued operations	-	(322,490)	(76,944)
Gain from disposal, net of taxes	-	347,990	-
Total gain (loss) from discontinued operations	$-	$25,500	$(76,944)